Equity Incentive Plan (Additional Information) (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from Stock Options Exercised		$ 2,122	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 48,200	$ 48,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		2 years 10 days
First Tracks Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee Benefits and Share-Based Compensation		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		4,169,861
Common Stock, Capital Shares Reserved for Future Issuance	2,187,351	2,187,351
Two Thousand Twenty Six Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	347,488	347,488
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	598,820			614,828
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 33,300	$ 33,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	1 year 7 months 24 days	2 years 10 months 13 days		1 year 2 months 1 day
Employee Stocks Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years		10 years
Proceeds from Stock Options Exercised		$ 2,100
Employee Stocks Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		4 years		4 years
Employee Stocks Option [Member] | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		1 year		1 year
Performance Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	0			0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 3,000	$ 3,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		2 years 7 months 17 days